Note 9 - Financial Instruments (Details Textual) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Aug. 21, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Number of shares under share swap agreement	2,500,000		2,500,000
Value of shares under share swap agreement	$ 23,803		$ 23,803		$ 33,803
Cash payments for futures contracts, forward contracts, option contracts and swap contracts, classified as financing activities			$ 10,000
Foreign exchange basis curve length			5 years
Adjustment to mid-market consensus price, significant unobservable inputs, liabilities			5.00%
Current tax assets, non-current	$ 4,009		$ 4,009			$ 2,336
Currency risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	5.00%		5.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on profit or loss			$ 3,200
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on other comprehensive income (loss)			$ 17,700
Interest rate risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%		1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on profit or loss before taxes	$ 630	496
Commodity price risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%		10.00%
Sensitivity analysis for types of market risk, reasonably possible increase in risk variable, impact on profit or loss before taxes	$ 252,121
Sensitivity analysis for types of market risk, reasonably possible decrease in risk variable, impact on profit or loss before taxes	250,095
Credit risk [member]
Statement Line Items [Line Items]
Financial assets, at fair value	10,183	3,109	$ 10,183	3,109
Risk exposure associated with instruments sharing characteristic	249,321		$ 249,321
Current tax assets, non-current		$ 38,605		$ 38,605
Not later than one year [member] | Bottom of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged			50.00%
Not later than one year [member] | Top of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged			90.00%
Later than one year and not later than two years [member] | Bottom of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged			0.00%
Later than one year and not later than two years [member] | Top of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged			50.00%
Equity investments [member]
Statement Line Items [Line Items]
Financial assets, at fair value	36,981		$ 36,981
Level 2 of fair value hierarchy [member] | Equity investments [member]
Statement Line Items [Line Items]
Financial assets, at fair value	36,981		36,981			36,300
Level 3 of fair value hierarchy [member] | Commodity price risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible increase in risk variable, impact on profit or loss before taxes	254,391
Sensitivity analysis for types of market risk, reasonably possible decrease in risk variable, impact on profit or loss before taxes	252,372
Level 3 of fair value hierarchy [member] | Equity investments [member]
Statement Line Items [Line Items]
Financial assets, at fair value
Long-term debt [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value	$ 696,700		$ 696,700			$ 570,100
Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Borrowings, interest rate	8.75%		8.75%
Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value	$ 100,000		$ 100,000
Borrowings, interest rate	6.75%		6.75%
The 6.75% convertible bonds [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value	$ 160,000		$ 160,000
Borrowings, interest rate	6.75%		6.75%
The 6.5% convertible debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate	6.50%		6.50%
Subordinated unsecured 5.75% convertible debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate	5.75%		5.75%